SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands			3 Months Ended
	Dec. 08, 2020	Aug. 15, 2019	Nov. 30, 2020	Nov. 30, 2019
Sprott Loans [Line Items]
Repayments of principal amount			$ 3,515
Shares issued for loan facility (Shares)			800,000
Shares issued for loan facility			$ 1,000
Sprott Facility [Member]
Sprott Loans [Line Items]
Advanced amount of principal senior secured credit facility		$ 20,000
Description of loan secured credit facility		The loan was immediately drawn and is due August 14, 2021, with the Company holding the option to extend the maturity date by one year in exchange for a payment in common shares or cash of three percent of the outstanding principal amount
Loan facility interest rate		11%
Payment for monthly interest charge			541	$ 556
Repayments of principal amount			3,515
Interest expense on borrowings			$ 597	$ 693
Sprott Facility [Member] | Subsequent Events [Member]
Sprott Loans [Line Items]
Repayments of principal amount	$ 1,250
Principal amount outstanding	$ 15,235